INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING	12 Months Ended
Dec. 31, 2020
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING

NOTE 16. INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING

The following table sets forth information regarding the money market operations recognized as liabilities in the statement of financial position:

Interbank and repurchase agreements and other similar secured borrowing	December 31, 2020	December 31, 2019
In millions of COP
Interbank Deposits
Interbank liabilities	762,574	1,363,679
Total interbank	762,574	1,363,679
Repurchase agreements and other similar secured borrowing
Short selling operations	128,257	555,337
Temporary transfer of securities	2,087,906	758,400
Total Repurchase agreements and other similar secured borrowing (1)	2,216,163	1,313,737
Total money market transactions	2,978,737	2,677,416
(1)	Total repo liabilities have maturities of less than 30 days.

Offsetting of Repurchase and Resale Agreements

For the Bank and its Colombian subsidiaries, substantially all of repurchase and resale activities are transacted under legally enforceable repurchase agreements that give the Bank, in the event of default by the counterparty, the right to liquidate securities held with the same counterparty. However, the local law for certain jurisdictions outside of Colombia applies in determinig the enforceability of offsetting rights.

The Bank does not offset repurchase and resale transactions with the same counterparty in the consolidated statement of financial position.

The table below presents repurchases and resale transactions included in the consolidated statement of financial position at December 31, 2020 and 2019:

As of December 31, 2020

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements	322,160	-	322,160	(322,160)	-
Securities sold under repurchase agreements	(2,216,163)	-	(2,216,163)	2,216,163	-
Total repurchase and resale agreements	(1,894,003)	-	(1,894,003)	1,894,003	-

As of December 31, 2019

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements	3,016,064	-	3,016,064	(3,016,064)	-
Securities sold under repurchase agreements	(1,313,737)	-	(1,313,737)	1,313,737	-
Total repurchase and resale agreements	1,702,327	-	1,702,327	(1,702,327)	-

For further information about offsetting of other financial assets and liabilities see Note 5 Financial assets investments and derivatives.